Construction In Progress (HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member])	12 Months Ended
Dec. 31, 2011
HUBEI CHUTIAN VIDEO COMMUNICATION NETWORK CO., LTD. [Member]
Construction In Progress Disclosure [Text Block]
10. Construction In Progress

Construction in progress represents costs incurred in connection with construction of fiber infrastructure. The construction in progress that was completed during the year was transferred to property, plant and equipment on a monthly basis, with monthly completion and inspection reports. Total construction in progress was $11,133,264 and $6,276,049 as of December 31, 2011 and 2010, respectively.

	Balance as of December 31, 2011	Estimated cost to complete as of December 31, 2011	Estimated time to complete

Fiber infrastructure	$11,133,264	$17,663,596	Before November, 2012

No depreciation has been provided for construction in progress.